Note 7 - Risk Management - Favorable scenario for GDP unemployment rate estimates for major geographies (Details)	12 Months Ended
Dec. 31, 2020
Spain Member [Member] | GDP Member [Member]
Year Line Item
Period 2020 Favorable	(11,20%)
Period 2021 Favorable	6,63%
Period 2022 Favorable	6,27%
Period 2023 Favorable	2,95%
Period 2024 Favorable	2,07%
Period 2025 Favorable	2,01%
Spain Member [Member] | Unemployment Member [Member]
Year Line Item
Period 2020 Favorable	16,44%
Period 2021 Favorable	16,03%
Period 2022 Favorable	12,72%
Period 2023 Favorable	10,82%
Period 2024 Favorable	9,58%
Period 2025 Favorable	8,55%
Spain Member [Member] | HPI Member [Member]
Year Line Item
Period 2020 Favorable	(1,44%)
Period 2021 Favorable	(3,28%)
Period 2022 Favorable	4,56%
Period 2023 Favorable	5,79%
Period 2024 Favorable	3,66%
Period 2025 Favorable	3,57%
Mexico Member [Member] | GDP Member [Member]
Year Line Item
Period 2020 Favorable	(8,85%)
Period 2021 Favorable	4,58%
Period 2022 Favorable	3,80%
Period 2023 Favorable	1,62%
Period 2024 Favorable	1,47%
Period 2025 Favorable	1,47%
Mexico Member [Member] | Unemployment Member [Member]
Year Line Item
Period 2020 Favorable	4,57%
Period 2021 Favorable	5,40%
Period 2022 Favorable	5,17%
Period 2023 Favorable	5,04%
Period 2024 Favorable	4,91%
Period 2025 Favorable	4,76%
Mexico Member [Member] | HPI Member [Member]
Year Line Item
Period 2020 Favorable	1,71%
Period 2021 Favorable	(1,23%)
Period 2022 Favorable	0,32%
Period 2023 Favorable	0,31%
Period 2024 Favorable	1,01%
Period 2025 Favorable	1,72%
Turkey Member [Member] | GDP Member [Member]
Year Line Item
Period 2020 Favorable	2,07%
Period 2021 Favorable	9,08%
Period 2022 Favorable	5,30%
Period 2023 Favorable	4,13%
Period 2024 Favorable	4,11%
Period 2025 Favorable	4,10%
Turkey Member [Member] | Unemployment Member [Member]
Year Line Item
Period 2020 Favorable	13,45%
Period 2021 Favorable	12,60%
Period 2022 Favorable	11,58%
Period 2023 Favorable	11,58%
Period 2024 Favorable	11,19%
Period 2025 Favorable	10,85%
Peru member [Member] | GDP Member [Member]
Year Line Item
Period 2020 Favorable	(11,74%)
Period 2021 Favorable	12,56%
Period 2022 Favorable	5,25%
Period 2023 Favorable	3,68%
Period 2024 Favorable	3,58%
Period 2025 Favorable	3,35%
Peru member [Member] | Unemployment Member [Member]
Year Line Item
Period 2020 Favorable	12,75%
Period 2021 Favorable	10,29%
Period 2022 Favorable	10,00%
Period 2023 Favorable	8,73%
Period 2024 Favorable	7,23%
Period 2025 Favorable	6,88%
Argentina Member [Member] | GDP Member [Member]
Year Line Item
Period 2020 Favorable	(10,64%)
Period 2021 Favorable	9,95%
Period 2022 Favorable	3,52%
Period 2023 Favorable	2,08%
Period 2024 Favorable	2,11%
Period 2025 Favorable	2,14%
Argentina Member [Member] | Unemployment Member [Member]
Year Line Item
Period 2020 Favorable	13,60%
Period 2021 Favorable	14,39%
Period 2022 Favorable	11,88%
Period 2023 Favorable	8,99%
Period 2024 Favorable	7,69%
Period 2025 Favorable	6,78%
Colombia Member [Member] | GDP Member [Member]
Year Line Item
Period 2020 Favorable	(6,80%)
Period 2021 Favorable	6,80%
Period 2022 Favorable	3,70%
Period 2023 Favorable	3,15%
Period 2024 Favorable	3,27%
Period 2025 Favorable	3,60%
Colombia Member [Member] | Unemployment Member [Member]
Year Line Item
Period 2020 Favorable	18,14%
Period 2021 Favorable	16,14%
Period 2022 Favorable	14,53%
Period 2023 Favorable	14,28%
Period 2024 Favorable	12,49%
Period 2025 Favorable	12,28%